SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details)	12 Months Ended
	Dec. 31, 2015 USD ($) segment ¥ / $	Dec. 31, 2015 HKD segment ¥ / $	Dec. 31, 2014 USD ($) ¥ / $	Dec. 31, 2013 USD ($) ¥ / $
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Year end RMB: US$ exchange rate | ¥ / $	6.4917		6.1460	6.1943
Average yearly RMB: US$ exchange rate | ¥ / $	6.2288	6.2288	6.1457	6.1122
Research and development costs	$ 3,404,333		$ 3,914,918	$ 1,260,440
Retirement benefits, contributions by company	148,232		140,823	133,230
Unrecorded deferred income tax liability for earnings are intended to be permanently reinvested	$ 50,258,265
VAT rate	17.00%	17.00%
Accumulated statutory reserves	$ 609,621		$ 406,053	$ 436,672
DPS compensation maximum | HKD		HKD 500,000
Fair value of bond payable current	$ 15,273,177
Fair value of bond payable non-current			$ 15,972,837
Accounts receivable, allowance for doubtful accounts	$ 738,101		1,874,330
Advance to suppliers	55,730,089		56,327,390
Advance to suppliers, aging within 60 days	36,278,463
Advance to suppliers, aging within 60-90 days	13,054,423
Advance to suppliers, aging over 90 days	6,397,203
Customer deposits	$ 309,147		$ 588,005
Prepayment for plant and equipment
Amortization period, lease term	50 years	50 years
Number of business segment | segment	1	1
Plant, Buildings and Improvements [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	5 years	5 years
Plant, Buildings and Improvements [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	20 years	20 years
Machinery and Equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	5 years	5 years
Machinery and Equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	20 years	20 years
Motor Vehicles [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	5 years	5 years
Office Equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	5 years	5 years
Office Equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	10 years	10 years